Lease Arrangements (Summary Of Future Minimum Rental Payments And Sublease Rentals To Be Received Under Operating Leases) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Lease Arrangements [Abstract]
2017	$ 21,091
2018	17,884
2019	14,423
2020	11,943
2021	7,810
Thereafter	15,891
Total minimum rental payments	$ 89,042